LEASE - Capital lease and other financing obligations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital lease obligations
Within 1 year	¥ 352,524	¥ 212,780
After 1 year but within 2 years	453,891	220,293
After 2 years but within 3 years	286,468	316,475
After 3 years but within 4 years	282,627	144,052
After 4 years but within 5 years	292,481	141,910
After 5 years	3,926,028	1,900,744
Total minimum lease payments	5,594,019	2,936,254
Less: total future interest	(2,300,484)	(1,209,120)
Present value of capital lease obligations	3,293,535	1,727,134
Other financing obligations
Within 1 year	37,150	45,007
After 1 year but within 2 years	80,276	63,151
After 2 years but within 3 years	107,497	75,685
After 3 years but within 4 years	111,616	76,678
After 4 years but within 5 years	113,667	80,832
After 5 years	1,878,098	1,469,318
Total other financing obligations	2,328,304	1,810,671
Less: total future interest	(1,160,108)	(905,590)
Less: estimated building costs	(160,506)	(231,228)
Present value of other financing obligations	1,007,690	673,853
Total
Within 1 year	389,674	257,787
After 1 year but within 2 years	534,167	283,444
After 2 years but within 3 years	393,965	392,160
After 3 years but within 4 years	394,243	220,730
After 4 years but within 5 years	406,148	222,742
After 5 years	5,804,126	3,370,062
Total	7,922,323	4,746,925
Less: total future interest	(3,460,592)	(2,114,710)
Less: estimated building costs	(160,506)	(231,228)
Present value of total obligations	4,301,225	2,400,987
Including:
Current Portion	166,898	97,943
Noncurrent portion	¥ 4,134,327	¥ 2,303,044
Weighted average effective interest rate of capital and built-to-suit leases (as a percent)	6.99%	7.28%